                            SUMMIT INVESTMENT TRUST

                        Supplement dated April 27, 1999
                     to Prospectus dated September 30, 1998

Capitalized terms not defined in this Supplement have the same meaning assigned to them in the Prospectus.

1. The "Fees and Expenses" table and "Expense Example" in the section entitled "RISK/RETURN SUMMARY AND FUND EXPENSES" on pages 5 and 6 for the High Yield Fund are deleted in their entirety and replaced as follows:


   As an investor in the High
   Yield Fund, you may pay
   the following fees and
   expenses.

   Shareholder transaction
   fees are paid from your
   account. Annual Fund
   operating expenses are
   paid out of Fund assets,
   and are reflected in the
   share price.

    CONTINGENT DEFERRED
    SALES CHARGE

    Class B Shares impose a
    back end sales charge
    (load) if you sell your
    shares before a certain
    period of time has
    elapsed. This is called
    a Contingent Deferred
    Sales Charge (or
    "CDSC").
                                           FEES AND EXPENSES - HIGH YIELD FUND

                                          SHAREHOLDER FEES
                                          (FEES PAID
                                          DIRECTLY FROM
                                          YOUR INVESTMENT)                        A SHARES   B SHARES

                                          Maximum sales charge (load) imposed on
                                          Purchases (as a percentage of offering
                                          prices)                                  4.50%(1)    None
                                          Maximum deferred sales charge (load)
                                          (as a percentage of the lesser of
                                          price at purchase or net asset value
                                          at redemption)                            None(2)   5.00%(3)
                                          ANNUAL FUND
                                          OPERATING EXPENSES
                                          (EXPENSES THAT ARE
                                          DEDUCTED FROM
                                          FUND ASSETS)(4)                         A SHARES   B SHARES

                                          Management fees(5)                       0.72%      0.72%
                                          Distribution and service (12b-1)
                                          fees(6)                                  0.25%     1.00%(7)
                                          Other expenses                           0.63%      0.63%
                                          Total annual fund operating expenses     1.60%      2.35%

   (1) Reduced on investments of $100,000 or more and subject to certain discounts and exceptions. See "Distribution Arrangements-Calculation of Sales Charges."

   (2) A deferred sales charge may be applicable on investments of $500,000 or more. See "Distribution Arrangements-Calculation of Sales Charges."

   (3) Contingent deferred sales charge declines each year over 6 years, as follows: 5%, 4%, 3%, 3%, 2%, 1%, and 0%.

   (4) The expense information in the table has been restated to reflect current fees based on a contractual commitment by the Adviser to waive its advisory fee and/or to reimburse the Fund, if necessary, if the advisory fee and expenses would cause the Total Annual Fund Operating Expenses to exceed 1.60% for the Class A shares and 2.35% for the Class B shares.

   (5) This fee may vary between 0.35% and 1.15% depending on the Fund's investment performance and the operations of the fee waiver/expense reimbursement commitment. For the fiscal year ended May 31, 1998, the fee waiver/expense reimbursement by the Adviser described in footnote 4 was voluntary and the fee was 0.91% before the voluntary fee waiver described in footnote 4 and was 0.55% after such voluntary fee waiver.

   (6) Long-term shareholders may pay indirectly more than the equivalent of the maximum front-end sales charge permitted by National Association of Securities Dealers, Inc. regulation due to the recurring nature of Distribution and Service (12b-1) Fees.

   (7) Includes a fee of 0.75% for distribution related expenses and 0.25% for shareholder services expenses.

   Use the table at right to
   compare fees and expenses
   with those of other Funds. It
   illustrates the amount of
   fees and expenses you would
   pay, assuming the following:
     - $10,000 investment
     - 5% annual return
     - redemption at the end of
       each period
     - no changes in the Fund's
       operating expenses
   Because this example is
   hypothetical and for
   comparison purposes, your
   actual costs may be
   different.

                                                           EXPENSE EXAMPLE - HIGH YIELD FUND
                                                                          1         3         5        10
                                                                       YEAR     YEARS     YEARS     YEARS
                                                CLASS A SHARES         $605    $  932    $1,282    $2,265
                                                CLASS B SHARES
                                                  Assuming redemption  $738    $1,033    $1,455    $2,405
                                                  Assuming no
                                                  redemption           $238    $  733    $1,255    $2,405

                                    The Example does not reflect sales charges
                                    (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

2. The "Fees and Expenses" table and "Expense Example" in the section entitled "RISK/RETURN SUMMARY AND FUND EXPENSES" on pages 8 and 9 for the Emerging Markets Fund are deleted in their entirety and replaced as follows:

   As an investor in the
   Emerging Markets Fund, you
   may pay the following fees
   and expenses.

   Shareholder transaction
   fees are paid from your
   account. Annual Fund
   operating expenses are
   paid out of Fund assets,
   and are reflected in the
   share price.

    CONTINGENT DEFERRED
    SALES CHARGE

    Class B Shares impose a
    back end sales charge
    (load) if you sell your
    shares before a certain
    period of time has
    elapsed. This is called
    a Contingent Deferred
    Sales Charge (or
    "CDSC").
                                        FEES AND EXPENSES - EMERGING MARKETS
                                        FUND

                                          SHAREHOLDER FEES
                                          (FEES PAID
                                          DIRECTLY FROM
                                          YOUR INVESTMENT)                      A SHARES     B SHARES

                                          Maximum sales charge (load) imposed
                                          on purchases (as a percentage of
                                          offering prices)                       4.50%(1)      None
                                          Maximum deferred sales charge (load)
                                          (as a percentage of the lesser of
                                          price at purchase or net asset value
                                          at redemption)                          None(2)     5.00%(3)
                                          ANNUAL FUND
                                          OPERATING EXPENSES
                                          (EXPENSES THAT ARE
                                          DEDUCTED FROM
                                          FUND ASSETS)(4)                       A SHARES     B SHARES

                                          Management fee(5)                      0.55%        0.55%
                                          Distribution and service (12b-1)
                                          fees(6)                                0.25%       1.00%(7)
                                          Other expenses                         1.20%        1.20%
                                          Total annual fund operating expenses   2.00%        2.75%

   (1) Reduced on investments of $100,000 or more subject to certain discounts and exceptions. See "Distribution Arrangements-Calculation of Sales Charges."

   (2) A deferred sales charge may be applicable on investments of $500,000 or more. See "Distribution Arrangements-Calculation of Sales Charges."

   (3) Contingent deferred sales charge declines each year over 6 years, as follows: 5%, 4%, 3%, 3%, 2%, 1% and 0%.

   (4) The expense information in the table has been restated to reflect current fees based on a contractual commitment by the Adviser to waive its advisory fee and/or to reimburse the Emerging Markets Fund, if necessary, if the advisory fee and expenses would cause the Total Annual Fund Operating Expenses to exceed 2.00% for the Class A shares and 2.75% for the Class B shares.

   (5) The Adviser has made a contractual commitment to waive a portion or all of its advisory fee of 0.75% as described in footnote 4 above. For the fiscal year ended May 31, 1998, the fee waiver/expense reimbursement by the Adviser described in footnote 4 was voluntary and the advisory fee after the fee waiver was .54%.

   (6) Long-term shareholders may pay indirectly more than the equivalent of the maximum front-end sales charge permitted by National Association of Securities Dealers, Inc. regulation due to the recurring nature of Distribution and Service (12b-1) Fees.

   (7) Includes a fee of 0.75% for distribution related expenses and 0.25% for shareholder services expenses.

   Use the table at right to
   compare fees and expenses
   with those of other Funds. It
   illustrates the amount of
   fees and expenses you would
   pay, assuming the following:
     - $10,000 investment
     - 5% annual return
     - redemption at the end of
       each period
     - no changes in the Fund's
       operating expenses
   Because this example is
   hypothetical and for
   comparison purposes, your
   actual costs may be
   different.

                                                         EXPENSE EXAMPLE - EMERGING MARKETS FUND
                                                                          1         3         5        10
                                                                       YEAR     YEARS     YEARS     YEARS
                                                CLASS A SHARES         $644    $1,049    $1,479    $2,672
                                                CLASS B SHARES
                                                  Assuming redemption  $778    $1,153    $1,654    $2,808
                                                  Assuming no
                                                  redemption           $278    $  853    $1,454    $2,808

                                    The Example does not reflect sales charges
                                    (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

3. The last paragraph on page 31 relating to the Advisory Fee for the High Yield Fund is deleted in its entirety and replaced as follows:

     For the fiscal year ended May 31, 1998, the Adviser received an investment advisory fee of $262,141 (0.55%), following certain voluntary waivers. Absent the voluntary waivers undertaken by the Adviser, the Adviser would have been entitled to receive an advisory fee of $434,032 (0.90%), based on the Fund's performance for the fiscal year ended May 31, 1998, pursuant to the performance schedule above. Under the provisions of the Advisory Agreement, the Adviser is entitled to receive one-twelfth of the performance related portion of the fee computed for the preceding twelve-month period. The Adviser has made a contractual commitment as of March 31, 1999 to waive all or a portion of its advisory fee or to reimburse expenses of the Fund so as to limit the Fund's total annual fund operating expenses to 1.60% for the Class A shares and 2.35% for the Class B shares of the Fund.

4. The second paragraph on page 32 which relates to the Advisory Fee for the Emerging Markets Fund is deleted in its entirety and replaced as follows:

     EMERGING MARKETS FUND -- As full compensation for services furnished to the Emerging Markets Fund and expenses of the Fund assumed by the Adviser, the Adviser is entitled to receive from the Fund an advisory fee equal to 0.75 of 1% of the Fund's average daily net assets. The advisory fee is paid monthly. However, the Adviser has made a contractual commitment as of March 31, 1999 to waive all or a portion of its advisory fee, or to reimburse expenses of the Fund so as to limit the Fund's total annual fund operating expenses to 2.00% for the Class A shares and 2.75% for the Class B shares of the Fund. For the fiscal year ended May 31, 1998, the Adviser received an investment advisory fee of $61,669 (0.60%), following certain voluntary waivers. Absent the voluntary waivers undertaken by the Adviser, the Adviser would have been entitled to receive an advisory fee of $77,180 (0.75%).

                             SUMMIT INVESTMENT TRUST

                         SUPPLEMENT DATED APRIL 27, 1999
         TO STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 30, 1998

Capitalized terms not defined in this Supplement have the same meaning assigned to them in the Statement of Additional Information.

1. Under Management of the Trust on page 35, replace Frederick Moss, who resigned effective March 31, 1999 with T. Ashley Cooper, who was elected on March 31, 1999 by the remaining trustees to fill the vacancy created by the resignation of Mr. Moss.

----------------------------- ----------------------------- --------------------------------------------------------
NAME, ADDRESS AND AGE         POSITION(S) HELD WITH         PRINCIPLE OCCUPATION(S) DURING THE PAST FIVE YEARS
                              REGISTRANT
----------------------------- ----------------------------- --------------------------------------------------------
T. Ashley Cooper              Trustee                       Financial Adviser - Seaconn (ferry operation company)
70 Oak Ridge Avenue                                         and President - Custom Home Builder (residential home
Summit, NJ 07901                                            development company) (August 1998 - present); Senior
age 38                                                      Managing Director - NationsBank Montgomery Securities
                                                            (broker-dealer) (1997 to August 1998); Senior Vice
                                                            President - Lehman Brothers Inc. (broker-dealer)
                                                            (1995-1996); and Vice President - Salomon Brothers
                                                            Inc. (broker-dealer) (1982-1994).
----------------------------- ----------------------------- --------------------------------------------------------

2. The last paragraph on page 40 and ending on page 41 relating to the Advisory Fee for the High Yield Fund is deleted in its entirety and replaced as follows:

The advisory fees payable to the Adviser are described in the prospectus. As described in the High Yield Fund's prospectus, as full compensation for services furnished to the High Yield Fund and expenses of the High Yield Fund assumed by the Adviser, the High Yield Fund pays the Adviser an advisory fee which increases or decreases based on the total return investment performance for the High Yield Fund for the prior twelve-month period relative to the percentage change in the Salomon Brothers High Yield Market Index (the "Index") for the same period. A general description of the Index is set forth in the prospectus. In the event the Index is no longer published or available or becomes an inappropriate measure of the High Yield Fund's performance, the Trustees will meet to approve another appropriate index or will negotiate a fixed advisory fee with the Adviser. The Adviser has made a contractual commitment as of March 31, 1999 to waive all or a portion of its advisory fee or reimburse expenses of the High Yield Fund so as to limit the Fund's total annual fund operating expenses to 1.60% for the Class A shares and 2.35% for the Class B shares of the High Yield Fund.

3. The second full paragraph on page 41 relating to the Advisory Fee for the Emerging Markets Fund is deleted in its entirety and replaced as follows:

As described in the Emerging Markets Fund's prospectus, as full compensation for services furnished to the Emerging Markets Fund and expenses of the Emerging Markets Fund assumed by the Adviser, the Emerging Markets Fund pays the Adviser an advisory fee equal to .75 of 1% of the Emerging Markets Fund's average daily net assets. The Adviser has made a contractual commitment as of March 31, 1999 to waive all or a portion of its advisory fee or to reimburse expenses of the Emerging Markets Fund so as to limit the Fund's total annual fund operating expenses to 2.00% for the Class A shares and 2.75% for the Class B shares of the Emerging Markets Fund. The Emerging Markets Fund commences operations on December 31, 1997 and paid the adviser for investment advisory services, $61,669 for the period that began on December 31, 1997 and ended on May 31, 1998. For the same period, the Adviser waived investment advisory fees in the amount of $15,511.

4. The section "The Sub-Adviser" and the first two sentences under the section "The Sub-Advisory Agreement" on page 41 are deleted in their entirety and replaced as follows:

THE SUB ADVISOR

Summit Investment Partners, LLC ("Summit Partners" or the "Sub-Adviser"), an Ohio limited liability company and Carillon Advisers, Inc., ("Carillon") an Ohio corporation with offices at 1876 Waycross Road, Cincinnati, Ohio 45246, are registered as investment advisers under the Advisers Act. Both the Sub-Adviser and Carillon are wholly-owned subsidiaries of Union Central Life. Carillon and its affiliates currently act as an investment adviser to Carillon Group of Mutual Funds, which consist of the Carillon Fund, Inc and the Carillon Investment Trust. Under a restructuring of Carillon that occurred approximately October, 1998, assigned its business with respect to the High Yield Fund and Emerging Markets Fund and certain other business to Summit Partners. For further information about the restructuring, see "SUB-ADVISER" in the Prospectus of the Trust.

THE SUB-ADVISORY AGREEMENT

Summit Partners serves as sub-adviser of the Trust pursuant to an Investment Sub-Advisory Agreement with the Adviser dated September 18, 1996, as amended (the "Sub-Advisory Agreement"). Under the Sub-Advisory Agreement, Summit Partners provides, subject to the Adviser's direction, a portion of the investment advisory services for which the Adviser is responsible pursuant to each Advisory Agreement relating to the Funds.

5. The third paragraph on page 42 relating to the Sub-Advisory Fees for the High Yield Fund and the Emerging Markets Bond Fund is deleted in its entirety and replaced as follows:

Effective as of January 1, 1999, under the Sub-Advisory Agreement, the Sub-Adviser receives from FSCM an annual fee in the amount of $125,000 per fund for services rendered (rather than $150,000 per fund as previously in effect). If the Sub-Adviser renders services to the Adviser under the Sub-Advisory Agreement for a period of less than twelve months in length, the Sub-Adviser is entitled to a pro-rata portion of such fee, or such other fee as shall be agreed to by the Adviser and the Sub-Adviser, not to exceed the equivalent of the pro-rata portion of such fee. In the event that the amount payable as the Sub-Adviser's fees exceeds the amount of advisory fees paid to the adviser pursuant to the advisory Agreement, the difference will be shared equally by the Adviser's general partners, Freeman and Summit Partners, or paid by FSCM.

6. On page 4, the following language related to securities purchased on a "when issued" basis should be added under High Yield/High Risk securities (which begins on page 3):

         Each of the Funds may purchase securities on a "when-issued" basis. When-issued securities are purchased for delivery beyond the normal settlement date at a stated price and yield, and thereby involve risk that the yield obtained in the transaction will be less than those available in the market when delivery takes place. The Funds will generally not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase securities on a "when-issued" basis, the Trust's custodian will set aside cash or liquid securities equal to the amount of the commitment in a separate account. Securities purchased on a "when-issued" basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. Each of the Funds expects that commitments to purchase "when-issued" securities will not exceed 25% of the value of its total assets under normal market conditions, and that a commitment to purchase "when-issued" securities will not exceed 60 days. The Funds do not intend to purchase "when-issued" securities for speculative purposes, but only for the purpose of acquiring portfolio securities.